Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table

					Value of Initial Fixed $100 Investment Based On:
Year(1)	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO NEOs(2)	Average Compensation Actually Paid to Non-PEO NEOs	KTB Total Shareholder Return	S&P 1500 Apparel Retail Index Total Shareholder Return	KTB GAAP Net Income ($mm)	KTB Adjusted EPS Measure(3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$11,412,428	$10,260,831	$3,175,275	$3,052,820	$104.55	$125.35	$245,493,000	$4.49
2021	$ 9,979,870	$14,670,445	$2,375,813	$2,881,053	$127.77	$129.18	$195,423,000	$4.28
2020	$6,222,014	$5,305,530	$1,742,947	$1,485,725	$98.08	$111.33	$67,923,000	$2.61

1.

Our Chief Executive Officer, Scott H. Baxter, served as our Principal Executive Officer (“PEO”) in 2022, 2021 and 2020. Our other NEOs (“Non-PEO NEOs”) included:

a.  For 2022, Thomas L. Doerr, Jr. (who served for seven months in 2022), Thomas E. Waldron, Christopher M. Waldeck, and Rustin E. Welton.

b.  For 2021, Laurel Krueger (who served for eight months in 2021), Thomas E. Waldron, Christopher M. Waldeck, and Rustin E. Welton.

c.  For 2020, Laurel Krueger, Thomas E. Waldron, Christopher M. Waldeck, and Rustin E. Welton.

2.	For each year, the values included in columns (c) and (e) for the compensation actually paid to our PEO and the average compensation paid to our non-PEO NEOs reflect the following adjustments to the values included in column (b) and column (d), respectively:
3.	The Company has identified Adjusted EPS as the company-selected measure for the pay versus performance disclosure, representing the most important financial performance measure used to link compensation actually paid to the PEO and the other NEOs in 2022 to the Company's performance. See “Appendix A-Reconciliation of Adjusted Financial Measures” at the end of this document for a reconciliation to the most directly comparable GAAP measure.

	2022		2021		2020
Reconciliation of Summary Compensation Totals and Compensation Actual Paid	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Total for PEO (column (b))	$11,412,428	$3,175,275	$9,979,870	$2,375,813	$6,222,014	$1,742,947
+/- Net Change in Pension Value	$0	$0	$0	$0	$0	$0
+/- Net Change in Stock Awards Value	($1,151,597)	($122,455)	$4,630,601	$505,862	($772,162)	($235,664)
+/- Net Change in Option Award Value	$0	$0	$59,974	($622)	($144,322)	($21,558)
Compensation Actually Paid	$10,260,831	$3,052,820	$14,670,445	$2,881,053	$5,305,530	$ 1,485,725

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote [Text Block]
1.

Our Chief Executive Officer, Scott H. Baxter, served as our Principal Executive Officer (“PEO”) in 2022, 2021 and 2020. Our other NEOs (“Non-PEO NEOs”) included:

a.  For 2022, Thomas L. Doerr, Jr. (who served for seven months in 2022), Thomas E. Waldron, Christopher M. Waldeck, and Rustin E. Welton.

b.  For 2021, Laurel Krueger (who served for eight months in 2021), Thomas E. Waldron, Christopher M. Waldeck, and Rustin E. Welton.

c.  For 2020, Laurel Krueger, Thomas E. Waldron, Christopher M. Waldeck, and Rustin E. Welton.

PEO Total Compensation Amount	$ 11,412,428	$ 9,979,870	$ 6,222,014
PEO Actually Paid Compensation Amount	$ 10,260,831	14,670,445	5,305,530
Adjustment To PEO Compensation, Footnote [Text Block]

	2022		2021		2020
Reconciliation of Summary Compensation Totals and Compensation Actual Paid	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Total for PEO (column (b))	$11,412,428	$3,175,275	$9,979,870	$2,375,813	$6,222,014	$1,742,947
+/- Net Change in Pension Value	$0	$0	$0	$0	$0	$0
+/- Net Change in Stock Awards Value	($1,151,597)	($122,455)	$4,630,601	$505,862	($772,162)	($235,664)
+/- Net Change in Option Award Value	$0	$0	$59,974	($622)	($144,322)	($21,558)
Compensation Actually Paid	$10,260,831	$3,052,820	$14,670,445	$2,881,053	$5,305,530	$ 1,485,725

Non-PEO NEO Average Total Compensation Amount	$ 3,175,275	2,375,813	1,742,947
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,052,820	2,881,053	1,485,725
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2022		2021		2020
Reconciliation of Summary Compensation Totals and Compensation Actual Paid	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Summary Compensation Table Total for PEO (column (b))	$11,412,428	$3,175,275	$9,979,870	$2,375,813	$6,222,014	$1,742,947
+/- Net Change in Pension Value	$0	$0	$0	$0	$0	$0
+/- Net Change in Stock Awards Value	($1,151,597)	($122,455)	$4,630,601	$505,862	($772,162)	($235,664)
+/- Net Change in Option Award Value	$0	$0	$59,974	($622)	($144,322)	($21,558)
Compensation Actually Paid	$10,260,831	$3,052,820	$14,670,445	$2,881,053	$5,305,530	$ 1,485,725

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship Between Compensation Actually Paid and Performance Measures

Period	Compensation Actually Paid to PEO	Average compensation Actually Paid to Other NEOs	KTB TSR	Peer Group TSR	GAAP Net Income	Adjusted EPS
2020 to 2022	93%	105%	5%	25%	261%	72%
•	Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Cumulative TSR. From 2020 to 2022, the compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs increased by 93% and 105%, respectively, compared to a 5% increase in our TSR over the same time period.

Compensation Actually Paid vs. Net Income [Text Block]

Relationship Between Compensation Actually Paid and Performance Measures

Period	Compensation Actually Paid to PEO	Average compensation Actually Paid to Other NEOs	KTB TSR	Peer Group TSR	GAAP Net Income	Adjusted EPS
2020 to 2022	93%	105%	5%	25%	261%	72%
•	Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Net Income. From 2020 to 2022, the compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs increased by 93% and 105%, respectively, compared to a 261% increase in our Net Income over the same time period.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship Between Compensation Actually Paid and Performance Measures

Period	Compensation Actually Paid to PEO	Average compensation Actually Paid to Other NEOs	KTB TSR	Peer Group TSR	GAAP Net Income	Adjusted EPS
2020 to 2022	93%	105%	5%	25%	261%	72%
•	Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Adjusted EPS. From 2020 to 2022, the compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs increased by 93% and 105%, respectively, compared to a 72% increase in our Adjusted Diluted EPS over the three-year period.

Total Shareholder Return Vs Peer Group [Text Block]

Relationship Between Compensation Actually Paid and Performance Measures

Period	Compensation Actually Paid to PEO	Average compensation Actually Paid to Other NEOs	KTB TSR	Peer Group TSR	GAAP Net Income	Adjusted EPS
2020 to 2022	93%	105%	5%	25%	261%	72%
•	Relationship Between the Company’s TSR and the Peer Group TSR. The TSR for the peer group disclosed in the table above increased by 25% from 2020 to 2022 as compared to the Company’s TSR, which increased by 5% over the same time period.

Tabular List [Table Text Block]

Performance Metrics

The table below lists our most important performance measures used to link "Compensation Actually Paid" for our NEOs to company performance, over the fiscal year 2022. These measures are used to determine the AIP and PRSU payouts for each of the NEOs. For more information on AIP and actual payouts for each NEO, see “Annual Cash Incentives” beginning on page 41 of this Proxy Statement. For more information on PRSU awards and actual payouts for each NEO, see "Long-Term Incentive Awards" beginning on page 45 of this Proxy Statement. The performance measures included in this table are not ranked by relative importance.

GAAP Revenue (as defined in “Compensation Discussion & Analysis—Components of Total Direct Compensation—Annual Cash Incentives”, described on page 42)
Gross Margin (as defined in “Compensation Discussion & Analysis—Components of Total Direct Compensation—Annual Cash Incentives”, described on page 42)
Profit Before Taxes (as defined in “Compensation Discussion & Analysis—Components of Total Direct Compensation—Annual Cash Incentives”, described on page 42)
Operating Cash Flow (as defined in “Compensation Discussion & Analysis—Components of Total Direct Compensation—Long-Term Incentive Awards”, described on page 45)
Adjusted EPS (as defined in “Compensation Discussion & Analysis—Components of Total Direct Compensation—Long-Term Incentive Awards”, described on page 45)

Total Shareholder Return Amount	$ 104.55	127.77	98.08
Peer Group Total Shareholder Return Amount	125.35	129.18	111.33
Net Income (Loss)	$ 245,493,000	$ 195,423,000	$ 67,923,000
Company Selected Measure Amount | $ / shares	4.49	4.28	2.61
PEO Name	Scott H. Baxter
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	GAAP Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Gross Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Profit Before Taxes
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Operating Cash Flow
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Adjustment for Restricted Stock Units [Member]
Pay vs Performance Disclosure [Table]
Stock Price, Minimum | $ / shares	$ 39.91	$ 41.47	$ 17.72
Stock Price, Maximum | $ / shares	46.9	51.25	42.22
Adjustment for Performance Stock Units [Member]
Pay vs Performance Disclosure [Table]
Stock Price, Minimum | $ / shares	$ 44.11	$ 51.25	$ 40.56
Performance Multiplier, Minimum	107.00%	91.00%	88.00%
Performance Multiplier, Maximum	114.00%	133.00%	107.00%
Adjustment for Stock Options [Member]
Pay vs Performance Disclosure [Table]
Stock Price, Minimum | $ / shares		$ 40.56	$ 17.66
Stock Price, Maximum | $ / shares		$ 43.41	$ 41.99
Expected Life, Minimum		4 years 2 months 12 days	3 years 3 months 18 days
Expected Life, Maximum		6 years 7 months 6 days	6 years
Risk-Free Rate, Minimum		0.40%	0.40%
Risk-Free Rate, Maximum		0.60%	1.60%
Volatility, Minimum		53.70%	35.90%
Volatility, Maximum		56.10%	56.70%
Dividend Yield, Minimum		3.70%	5.30%
Dividend Yield, Maximum		3.90%	9.10%
PEO [Member] | Adjustment for Net Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Adjustment for Net Change in Stock Awards Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,151,597)	4,630,601	(772,162)
PEO [Member] | Adjustment for Net Change in Option Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	59,974	(144,322)
Non-PEO NEO [Member] | Adjustment for Net Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment for Net Change in Stock Awards Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(122,455)	505,862	(235,664)
Non-PEO NEO [Member] | Adjustment for Net Change in Option Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (622)	$ (21,558)